Portfolio of Investments (unaudited)
As of June 30, 2024
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Convertible Preferred Stocks(b)—1.2%
Biotechnology—0.4%
Abcuro, Inc. Series B(a),(c)	601,124	$ 3,299,990
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2(a),(c)	189,858	19
Pharmaceuticals—0.8%
Endeavor Group Holdings, Inc. Series C	137,039	894,125
Endeavor Group Holdings, Inc. Series B,8.00%(a),(c)	742,138	4,842,153
Engrail Therapeutics, Inc. Series B(a),(c)	1,652,502	1,750,000
		7,486,278
Total Convertible Preferred Stocks		10,786,287
Non-Convertible Notes—18.3%
Biotechnology—2.8%
AbbVie, Inc., 3.20%, 05/14/26	$ 3,245,000	3,133,372
AbbVie, Inc., 4.25%, 11/14/28	5,303,000	5,176,077
AbbVie, Inc., 4.45%, 05/14/46	3,080,000	2,673,433
Amgen, Inc., 3.20%, 11/02/27	2,200,000	2,072,865
Amgen, Inc., 2.00%, 01/15/32	2,795,000	2,250,811
Gilead Sciences, Inc., 2.95%, 03/01/27	10,000,000	9,490,830
		24,797,388
Health Care Equipment & Supplies—2.5%
Abbott Laboratories, 4.75%, 11/30/36	10,498,000	10,191,581
Becton Dickinson & Co., 3.70%, 06/06/27	2,413,000	2,321,546
DH Europe Finance II SARL, 3.25%, 11/15/39	1,760,000	1,391,392
Stryker Corp., 3.65%, 03/07/28	3,500,000	3,336,162
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/35	6,000,000	5,228,577
		22,469,258
Health Care Providers & Services—7.4%
Cigna Group, 4.38%, 10/15/28	1,504,000	1,460,491
Cigna Group, 2.38%, 03/15/31	5,800,000	4,865,847
Cigna Group, 6.13%, 11/15/41	8,250,000	8,587,456
CVS Health Corp., 4.30%, 03/25/28	789,000	761,873
CVS Health Corp., 1.88%, 02/28/31	4,400,000	3,530,462
CVS Health Corp., 4.78%, 03/25/38	2,100,000	1,874,915
CVS Health Corp., 5.05%, 03/25/48	3,700,000	3,187,946
Elevance Health, Inc., 3.50%, 08/15/24	10,500,000	10,467,607
Elevance Health, Inc., 4.10%, 03/01/28	2,975,000	2,875,162
Elevance Health, Inc., 2.55%, 03/15/31	5,800,000	4,944,516
Elevance Health, Inc., 4.65%, 08/15/44	2,325,000	2,024,584
UnitedHealth Group, Inc., 3.85%, 06/15/28	1,460,000	1,403,462
UnitedHealth Group, Inc., 3.88%, 12/15/28	4,970,000	4,761,736
UnitedHealth Group, Inc., 4.20%, 05/15/32	10,940,000	10,295,702
UnitedHealth Group, Inc., 4.50%, 04/15/33	5,800,000	5,543,016
		66,584,775
Healthcare Service—0.2%
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	2,100,000	2,073,480
	Shares or Principal Amount	Value

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43	$ 6,500,000	$ 6,493,831
Pharmaceuticals—4.7%
AstraZeneca PLC, 6.45%, 09/15/37(d)	4,750,000	5,290,982
Bristol-Myers Squibb Co., 3.20%, 06/15/26	7,500,000	7,230,533
Bristol-Myers Squibb Co., 3.40%, 07/26/29	2,100,000	1,956,857
IQVIA, Inc., 5.00%, 05/15/27(e)	1,290,000	1,258,658
Johnson & Johnson, 2.90%, 01/15/28	2,200,000	2,079,257
Johnson & Johnson, 3.70%, 03/01/46	10,130,000	8,146,372
Merck & Co., Inc., 2.75%, 02/10/25	2,100,000	2,065,855
Merck & Co., Inc., 3.40%, 03/07/29	4,000,000	3,775,651
Pfizer, Inc., 3.45%, 03/15/29	8,100,000	7,662,278
Pfizer, Inc., 4.00%, 12/15/36	3,200,000	2,871,759
		42,338,202
Total Non-Convertible Notes		164,756,934
Common Stocks—100.8%
Biotechnology—17.0%
AbbVie, Inc.	260,687	44,713,034
Amgen, Inc.(f)	87,701	27,402,178
Argenx SE, ADR(b),(d),(f)	14,929	6,420,067
Biogen, Inc.(b),(f)	55,652	12,901,247
Cytokinetics, Inc.(b),(f)	75,819	4,107,873
Galera Therapeutics, Inc.(b)	314,430	43,014
Gilead Sciences, Inc.(f)	278,379	19,099,583
GRAIL, Inc.(b)	11,417	175,484
I-Mab, ADR(b),(d)	43,738	73,043
Neurocrine Biosciences, Inc.(b),(f)	15,776	2,171,882
Rallybio Corp.(b)	594,616	796,786
Regeneron Pharmaceuticals, Inc.(b)	22,145	23,275,059
Sarepta Therapeutics, Inc.(b)	75,263	11,891,554
		153,070,804
Health Care Equipment & Supplies—21.3%
Abbott Laboratories(f)	265,584	27,596,834
Baxter International, Inc.	188,844	6,316,832
Becton Dickinson & Co.(f)	16,207	3,787,738
Boston Scientific Corp.(b),(f)	322,989	24,873,383
Dexcom, Inc.(b),(f)	66,006	7,483,760
Edwards Lifesciences Corp.(b)	103,312	9,542,929
IDEXX Laboratories, Inc.(b),(f)	19,000	9,256,800
Inspire Medical Systems, Inc.(b)	67,242	8,998,997
Insulet Corp.(b),(f)	26,481	5,343,866
Intuitive Surgical, Inc.(b)	64,058	28,496,201
LivaNova PLC(b)	108,480	5,946,874
Medtronic PLC(f)	215,054	16,926,900
ResMed, Inc.(f)	33,171	6,349,593
STERIS PLC	21,172	4,648,101
Stryker Corp.(f)	62,237	21,176,139
Zimmer Biomet Holdings, Inc.	43,370	4,706,946
		191,451,893
Health Care Providers & Services—18.9%
Acadia Healthcare Co., Inc.(b)	84,108	5,680,654
Cigna Group	7,700	2,545,389
Community Health Systems, Inc.(b)	79,635	267,574
Elevance Health, Inc.(f)	55,580	30,116,579

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc.(b)	78,233	$ 2,259,369
HCA Healthcare, Inc.(f)	44,557	14,315,273
Humana, Inc.	8,936	3,338,936
McKesson Corp.	21,838	12,754,265
Molina Healthcare, Inc.(b),(f)	23,293	6,925,009
R1 RCM, Inc.(b)	117,332	1,473,690
Tenet Healthcare Corp.(b),(f)	64,124	8,530,416
UnitedHealth Group, Inc.(f)	160,362	81,665,952
		169,873,106
Health Care REITs—3.5%
Diversified Healthcare Trust, REIT	293,879	896,331
Global Medical REIT, Inc., REIT	31,668	287,545
Healthcare Realty Trust, Inc., REIT	25,119	413,961
Healthpeak Properties, Inc., REIT	459,292	9,002,123
LTC Properties, Inc., REIT	135,390	4,670,955
Medical Properties Trust, Inc., REIT	266,557	1,148,861
National Health Investors, Inc., REIT	5,596	379,017
Omega Healthcare Investors, Inc., REIT	235,358	8,061,011
Sabra Health Care REIT, Inc., REIT	419,879	6,466,137
Universal Health Realty Income Trust, REIT	3,075	120,356
		31,446,297
Health Care Technology—0.3%
Veradigm, Inc.(b)	338,217	3,213,062
Life Sciences Tools & Services—10.4%
Avantor, Inc.(b)	338,628	7,178,914
Charles River Laboratories International, Inc.(b),(f)	36,902	7,623,215
Danaher Corp.(f)	114,410	28,585,338
Illumina, Inc.(b)	68,504	7,150,448
IQVIA Holdings, Inc.(b),(f)	13,712	2,899,265
Thermo Fisher Scientific, Inc.(f)	68,451	37,853,403
West Pharmaceutical Services, Inc.	6,192	2,039,583
		93,330,166
Pharmaceuticals—29.4%
AstraZeneca PLC, ADR(d)	84,252	6,570,813
	Shares or Principal Amount	Value

Bristol-Myers Squibb Co.	221,624	$ 9,204,045
Eli Lilly & Co.	122,669	111,062,059
Fusion Pharmaceuticals, Inc.(b)	7,160	9,881
Johnson & Johnson	250,756	36,650,497
Merck & Co., Inc.(f)	447,200	55,363,360
Oculis Holding AG(b),(d)	468,283	5,595,982
Perrigo Co. PLC	28,292	726,538
Pfizer, Inc.	713,668	19,968,431
Teva Pharmaceutical Industries Ltd., ADR(b),(d),(f)	126,204	2,050,815
Zoetis, Inc.(f)	103,209	17,892,312
		265,094,733
Total Common Stocks		907,480,061
Short-Term Investment—3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(g)	29,810,758	29,810,758
Total Short-Term Investment		29,810,758
Total Investments (Cost $974,173,146)—123.6%		1,112,834,040
Liabilities in Excess of Other Assets (23.6%)		(212,460,129)
Net Assets—100.0%		$900,373,911

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Foreign security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	A portion of security is pledged as collateral for call options written.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of June 30, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2024
abrdn Healthcare Opportunities Fund

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
Abbott Laboratories Jul24 106 Call	160	(1,696,000)	(3,360)
Amgen, Inc. Jul24 320 Call	35	(1,120,000)	(2,940)
Argenx SE Jul24 470 Call	24	(1,128,000)	(3,360)
Becton Dickinson & Co. Jul24 240 Call	47	(1,128,000)	(8,554)
Biogen, Inc. Jul24 225 Call	50	(1,125,000)	(42,750)
Biogen, Inc. Jul24 240 Call	146	(3,504,000)	(29,200)
Boston Scientific Corp. Jul24 80 Call	141	(1,128,000)	(4,230)
Charles River Laboratories International, Inc. Jul24 220 Call	51	(1,122,000)	(8,415)
Cytokinetics, Inc. Jul24 55 Call	205	(1,127,500)	(30,750)
Danaher Corp. Jul24 260 Call	43	(1,118,000)	(1,075)
Dexcom, Inc. Jul24 115 Call	98	(1,127,000)	(10,584)
Elevance Health, Inc. Jul24 550 Call	41	(2,255,000)	(39,278)
Gilead Sciences, Inc. Jul24 71 Call	796	(5,651,600)	(5,572)
HCA Healthcare, Inc. Jul24 350 Call	32	(1,120,000)	(2,432)
IDEXX Laboratories, Inc. Jul24 520 Call	22	(1,144,000)	(5,764)
Insulet Corp. Jul24 210 Call	112	(2,352,000)	(34,720)
IQVIA Holdings, Inc. Jul24 220 Call	51	(1,122,000)	(11,628)
Medtronic PLC Jul24 82.5 Call	136	(1,122,000)	(1,768)
Merck & Co., Inc. Jul24 135 Call	84	(1,134,000)	(252)
Molina Healthcare, Inc. Jul24 310 Call	36	(1,116,000)	(9,000)
Neurocrine Biosciences, Inc. Jul24 140 Call	81	(1,134,000)	(23,490)
ResMed, Inc. Jul24 220 Call	51	(1,122,000)	(1,173)
Stryker Corp. Jul24 350 Call	32	(1,120,000)	(5,760)
Tenet Healthcare Corp. Jul24 140 Call	81	(1,134,000)	(10,530)
Teva Pharmaceutical Industries Ltd. Jul24 17 Call	665	(1,130,500)	(2,660)
Thermo Fisher Scientific, Inc. Jul24 565 Call	30	(1,695,000)	(2,850)
UnitedHealth Group, Inc. Jul24 490 Call	46	(2,254,000)	(83,674)
Zoetis, Inc. Jul24 170 Call	66	(1,122,000)	(49,038)
Total Call Options Written (Premiums received $(445,111))			(434,807)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4

Notes to Portfolio of Investments  (concluded)
June 30, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5